Note 8 - Trade and Other Receivables, Net - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade account receivables, net	$ 241,969	$ 365,008
Accrued gas receivable	7,224	13,637
Net unbilled revenue	121,993	270,130
Other	32,721	56,446
Trade and other current receivables	$ 403,907	$ 705,221	$ 658,844